Organization and Description of Business (Details) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 18, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Jan. 19, 2022 USD ($) $ / shares
Description of Organization and Business Operations (Details) [Line Items]
Common stock par or stated value per share		$ 0.0001		$ 0.0001	$ 0.00001
Temporary equity par or stated value per share	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, exchange ratio					1.6001528688
Proceeds from transactions | $					$ 221,600
Proceeds from transactions, net of transaction expenses | $					$ 195,000
Reverse recapitalization, transaction costs | $		$ 7,900	$ 18,600
Capitalized transaction costs, noncurrent | $				$ 10,700
Adjustments to additional paid in capital, reverse recapitalizations, transaction costs | $		$ 16,642		16,600
Transaction costs allocated to liability-classified instruments | $				$ 2,000
SPAC vesting shares (in shares) | shares	1,700,000
Volume weighted average price (in dollars per share)	12.50%
Vesting terms, threshold number of trading days	20 days
Vesting terms, threshold number of consecutive trading days	30 days
Threshold period after the Closing Date	5 years
Warrants outstanding (in shares) | shares		14,900,000
Former Core Scientific Stockholders [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percent of ownership after transaction					90.7
Former X P D I Public Stockholders [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percent of ownership after transaction					6.7
X P D I Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percent of ownership after transaction					2.6
Conversion of Class B Common Stock to Core Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Recapitalization transaction, conversion ratio	1
Conversion of Series A Preferred Stock To Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Recapitalization transaction, conversion ratio	1
Conversion of X P D I Class B Common Stock to New Core Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Recapitalization transaction, conversion ratio	1
Conversion Of X P D Is Common Stock To New Core Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Recapitalization transaction, conversion ratio	1
Power and Digital Infrastructure Acquisition Crop [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par or stated value per share	$ 0.0001
Aggregate redemption amount | $	$ 123,500
Stock redeemed (in shares) | shares	12,300,000
Share redemption price (in dollars per share)					$ 10
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants outstanding (in shares) | shares		6,300,000
Private Placement Warrants [Member] | Power and Digital Infrastructure Acquisition Crop [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants outstanding (in shares) | shares	6,300,000
Public Warrants Member [Member] | Power and Digital Infrastructure Acquisition Crop [Member]
Description of Organization and Business Operations (Details) [Line Items]
Warrants outstanding (in shares) | shares	8,600,000
Class A Common Stock [Member] | Power and Digital Infrastructure Acquisition Crop [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of share holders holding common shares					34,500,000
Common Class B [Member] | Power and Digital Infrastructure Acquisition Crop [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par or stated value per share	$ 0.0001
Series A Convertible Preferred Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Temporary equity par or stated value per share					$ 0.00001
New Core Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Common stock par or stated value per share	$ 0.0001
Series B Preferred Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Temporary equity par or stated value per share					$ 0.00001